Trade and Other Payables - Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	$ 554,268	$ 342,228	$ 245,557
Sales rebates and reserves	402,032	140,474	55,788	$ 19,478
Short‑term employee benefits	212,344	150,818	95,104
Other	98,500	16,473	17,564
Total trade and other payables	$ 1,267,144	$ 649,993	$ 414,013